FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - Historical Market Conditions [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Increase (decrease) interest rate curve	+100 basis points
Positions effect on equity	$ 6.9
Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Increase (decrease) interest rate curve	- 100 basis points
Positions effect on equity	$ (8.2)